Commitments and Contingencies	9 Months Ended
Jun. 30, 2016
Commitments and Contingencies [Abstract]
Commitments and contingencies

8. Commitments and contingencies

Operating Lease

The Company leases a number of properties under operating leases. Rental expenses under operating leases for the three and nine months ended June 30, 2016 were $94,877 and $513,472, respectively. Rental expenses under operating leases for the three and nine months ended June 30, 2015 were $93,394 and $164,209, respectively.

As of June 30, 2016, the Company was obligated under non-cancellable operating leases for minimum rentals as follows:

For the Twelve Months Ending June 30,
2017	$750,974
2018	594,077
2019	18,813

Total minimum lease payments	$1,363,864

Arrangement with Xinhua New Media Co., Ltd

The Company entered into an exclusive advertising agency agreement with Xinhua New Media Co., Ltd (“Xinhua”). Pursuant to the agreement, the Company, as an exclusive agent, is authorized to operate and sell advertisement on Xinhua’s mobile application in the gaming channel. The agreement expires on December 31, 2020. The Company is required to compensate Xinhua an agency fee of $924,860 in the first year and additional agency fees of approximately $1.5 million in the following years. The payment schedule is listed below:

For the twelve months ended
June 30, 2017	$924,860
June 30, 2018	1,541,433
June 30, 2019	1,541,433
June 30, 2020	1,541,433
December 31, 2020	1,079,003
Total agency payments	$6,628,162

For the three and nine months ended June 30, 2016, the Company recorded $462,430 in advertising agency fee expense (Nil for three and nine months ended June 30, 2015).

Legal Proceeding

There has been no legal proceeding in which the Company is a party as of As of June 30, 2016.